Restricted Cash (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash And Investments Current Abstract
Cash restricted by prudential solvency requirements	$ 11	$ 9
Cash balances held by the Tropicana project	23	22
Other	1	4
Restricted cash	$ 35	$ 35